General information, textuals (Details) $ in Thousands	6 Months Ended		9 Months Ended	10 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 25, 2017	Nov. 02, 2017	Sep. 13, 2018 USD ($)
Entity Incorporation, Date of Incorporation	Jan. 07, 2010
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Fees payable to Wilhelmsen Ship Management LTD	$ 62	$ 485
Stockholders equity reverse stock splits			one-for-three reverse stock split	one-for-seven reverse stock split
Working Capital surplus	$ 2,843
Subsequent Event [Member]
Number of unencumbered vessels					4
Oustanding debt in relation to unenumbered vessels					$ 0